SIGNIFICANT ACCOUNTING POLICIES - Fair Value Measurement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Impairments recognized	$ 0	$ 0	$ 0